Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013 Buildings sqft	Dec. 31, 2012
Loss Contingencies [Line Items]
Square feet of office space		36,654
Adjacent buildings		2
Extended lease term	Feb. 28, 2017
Lessee leasing arrangements, operating leases, renewal term		3 years
Rent expense		$ 0.8	$ 0.8
Manufacturing and purchase obligations		$ 4.9